Discontinued Operations (Details) - USD ($)	Jun. 30, 2020	May 06, 2020	Jun. 30, 2019
CURRENT ASSETS:
Total current assets of discontinued operations	$ 3,160,996		$ 52,505,513
OTHER ASSETS:
Property, plant and equipment, net	3,958,335
Total assets	7,119,331		54,165,033
CURRENT LIABILITIES:
Total current liabilities	528,833		53,644,235
OTHER LIABILITIES:
Total liabilities	528,833		53,644,235
Additional paid-in-capital carryover	69,689,789		54,237,082
Retained earnings carryover	$ (61,923,732)		(64,031,446)
Discontinued Operations [Member]
CURRENT ASSETS:
Cash		$ 222,591	27,972
Accounts and notes receivable, net		28,598,318	37,010,458
Inventories		77,049	511,160
Other receivables, net		1,815,307	1,421,263
Other receivables - related party		160,505	165,075
Prepayments and advances, net		15,077,736	12,566,372
Prepayment - related party		247,598	456,399
Total current assets of discontinued operations		46,199,104	52,158,699
OTHER ASSETS:
Property, plant and equipment, net		795,974	1,659,520
Operating lease right-of-use assets		1,031,940
Total other assets of discontinued operations		1,827,914	1,659,520
Total assets		48,027,018	53,818,219
CURRENT LIABILITIES:
Short-term loan – bank		23,996,261	24,686,899
Accounts payable		16,158,660	12,841,076
Customer deposits		888,592	635,762
Other payables		23,197,053	195,821
Other payables - related parties		6,541	217,737
Loans payable - employees			4,285,785
Accrued liabilities		5,143,410	2,907,729
Operating lease liabilities- current		291,228
Taxes payable		154,680	80,860
Accrued contingent liabilities		6,997,071	6,591,185
Total current liabilities		76,833,496	52,442,854
OTHER LIABILITIES:
Operating lease liabilities - noncurrent		595,086
Total other liabilities		595,086
Total liabilities		77,428,582	$ 52,442,854
Total net deficit		29,401,564
Additional paid-in-capital carryover		(13,128,249)
Retained earnings carryover		(7,486,219)
Total consideration received		600,000
Exchange rate effect		(2,764,813)
Total gain on sale of discontinued operations		$ 6,622,283